Prepayments And Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments And Other Current Assets
7	PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other current assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deductible input VAT	34,157	23,232	3,647
Prepayments	14,773	30,695	4,818
Deposits	5,258	1,874	294
Interest receivables	2,016	111	17
Employee loan (i)	—	3,500	549
Others (ii)	1,125	867	135

	57,329	60,279	9,460

(i)	On March 16, 2021 the Group extended a loan to an employee with a principal amount of RMB3,500 (US$549) at a simple annual interest rate of 3.08%. The loan was repaid in February 2022.
(ii)
The allowance for doubtful account was RMB56 as of December 31, 2020. The allowance for credit losses on other current assets was RMB95 as of December 31, 2021.
T
he c
umulative effect of adopting ASC 326 on the opening balance of other current assets was RMB115 (US$18). Additions on provision for other current assets were nil and RMB18 for the year
s
ended December 31, 2019 and 2020, and reversal of provision were RMB76(US$12) for the year ended December 31, 2021.